EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 19, 2016	Dec. 31, 2015
Calculation of basic and diluted earnings per share:
Net loss	$ (3,060)	$ 2,593	$ (35,204)	$ (20,177)	$ (289,235)	$ (313,948)	$ (310,888)	$ (81,872)
Less: Net loss attributable to noncontrolling interests		(1,369)	273	13,013	3,876	6,424		981
Net income (loss) attributable to Select Energy Services, Inc.		1,224		(7,164)	(285,359)	(1,043)
Predecessor
Calculation of basic and diluted earnings per share:
Net loss						(306,481)	$ (306,481)	$ (80,891)
Less: Net loss attributable to noncontrolling interests			$ 34,931		$ 285,359
Class A-1 common stock
Calculation of basic and diluted earnings per share:
Net loss						(844)
Net income (loss) attributable to Select Energy Services, Inc.				(2,679)		$ (844)
Weighted Average Number of Shares Outstanding, Basic and Diluted						16,100,000
Earnings Per Share, Basic and Diluted						$ (0.05)
Class A common stock
Calculation of basic and diluted earnings per share:
Net loss						$ (199)
Net income (loss) attributable to Select Energy Services, Inc.		$ 1,224		$ (4,485)		$ (199)
Weighted Average Number of Shares Outstanding, Basic and Diluted						3,802,972
Earnings Per Share, Basic and Diluted						$ (0.05)
Class B common stock
Calculation of basic and diluted earnings per share:
Weighted Average Number of Shares Outstanding, Basic and Diluted						38,462,541
Parent Company
Calculation of basic and diluted earnings per share:
Net loss						$ (1,043)
Net income (loss) attributable to Select Energy Services, Inc.						$ (1,043)